RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Research and development expenses	$ 1,223	$ 2,910	$ 2,763
Research and Development Program [Member]
Statement [Line Items]
Research and development expenses	0	0	0
Alzheimers Disease Therapeutics [Member]
Statement [Line Items]
Research and development expenses	0	0	0
Anti-Infectives [Member]
Statement [Line Items]
Research and development expenses	0	0	0
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics [Member]
Statement [Line Items]
Research and development expenses	1,223	2,910	2,763
Tobacco Exposure Tests: NicAlert? and TobacAlert? [Member]
Statement [Line Items]
Research and development expenses	$ 0	$ 0	$ 0